Other long-term debt (Tables)	12 Months Ended
Dec. 31, 2012
Debt Instrument [Line Items]
Other Long-term Debt

As of December 31, 2011 and 2012, other long term debt consisted of the following:

	December 31, 2011	December 31, 2012
	US$	US$
Guaranteed senior secured note due in April 15, 2013 at 15.6%	40,000,000	40,000,000

Total principal of other long-term debt	40,000,000	40,000,000
Less: Unaccreted discount from embedded derivative and warrants	(1,312,386)	(288,220)
Accrued interest	1,334,667	1,352,000

Total	40,022,281	41,063,780
Less: current portion	(313,300)	(41,063,780)

Total other long-term debt	39,708,981	-

Schedule of Warrant Liability Fair Value Inputs

The fair values of the Forum Warrants as of the issuance day and exercise day were evaluated using the Dividend Adjusted Black-Scholes option-pricing model that uses the assumptions noted below.

	As of April 15, 2010	As of May 12, 2010
Average risk-free rate of return	1.29%	1.32%
Expected term	3.00 years	2.92 years
Volatility rate	63.4%	59.3%
Dividend yield	0%	0%

Schedule of Liabilities Measured at Fair Value
	Fair Value Measurement using quoted price (Level 1)		Fair Value Measurement using Significant Other Observable Inputs (Level 2)		Total

As of April 15, 2010	US$	-	US$	3,049,509	US$	3,049,509
As of May 12, 2010	US$	-	US$	2,222,805	US$	2,222,805